Interim Condensed Consolidated Financial Statements - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 168	$ 1,398
Other current receivables	373	634	3,673
Total current assets	373	802	5,071
Non-current assets
Intangible assets, net	16,450	16,486	5,027
Goodwill	32,957	32,957
Property, plant and equipment, net	316	411	555
Right of use assets	348	389	414
Investment in associated companies	115	115	221
Total non-current assets	50,186	50,358	6,217
Total assets	50,559	51,160	11,288
Current liabilities
Bank overdraft	21
Trade payables	11,654	10,515	2,972
Other payables	3,440	2,483	650
Convertible notes		377	563
Convertible notes	1,883	1,390
Warrants - derivative financial liability	749	1,143
Pre-paid advance		700
Bridge loans liabilities	2,023	1,750
Convertible promissory note		1,013
Borrowings from related parties			710
Lease liabilities	42	41	30
Total current liabilities	19,812	18,022	4,925
Non-current liabilities
Lease liabilities	388	411	440
Bridge loans liabilities		483	3,682
Long term payables			85
Total non-current liabilities	388	894	4,207
Total liabilities	20,200	18,916	9,132
Equity
Issued capital and additional paid in capital	71,810	62,901	32,713
Foreign currency translation reserve	(419)	(491)	(537)
Accumulated losses	(61,627)	(50,934)	(30,020)
Total equity attributable to owners of the parent	9,764	11,476	2,156
Non- controlling interest	20,595	20,768
Total equity	30,359	32,244	2,156
Total liabilities and shareholders’ equity	$ 50,559	$ 51,160	$ 11,288